Fair Values Mesurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$501	-	-	501
U.S. government sponsored
enterprise obligations	-	52,036	-	52,036
State and municipal obligation	-	44,145	-	44,145
All other	-	3,285	120	3,405
Total assets	$501	99,466	120	100,087

Liabilities
Interest rate swap agreement	$-	5,940	-	5,940
Letters of credit	-	177	-	177
Total liabilities	$-	6,118	-	6,118

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,762	-	11,762
Collateral dependent impaired loans	-	-	3,823	3,823
Other real estate owned	-	-	3,189	3,189
Loan servicing assets	-	-	2,779	2,779
Total assets	$-	11,762	9,791	21,553

	Three Months Ended	Six Months Ended
	June 30, 2012	June 30, 2012
Securities available for sale, beginning of period	$97	$799
Securities transferred to Level 2 during period	-	(730)
Unrealized gain included in other comprehensive income	23	51
Securities available for sale, end of period	$120	$120

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

	Three Months Ended	Six Months Ended
	June 30, 2011	June 30,2011
Securities available for sale, beginning of period	$995	$958
Unrealized gain included in other comprehensive income	4	41
Securities available for sale, end of period	$999	$999